Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
March 31, 2024
SVI-NPRT3-0524
1.9896351.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	896	30,115
ATN International, Inc.	7,966	250,969
Bandwidth, Inc. (a)	13,369	244,118
Cogent Communications Group, Inc.	12,023	785,463
Consolidated Communications Holdings, Inc. (a)	47,278	204,241
Globalstar, Inc. (a)(b)	67,762	99,610
IDT Corp. Class B	2,512	94,979
Liberty Latin America Ltd.:
Class A (a)	12,831	89,432
Class C (a)	113,094	790,527
Lumen Technologies, Inc. (a)(b)	744,822	1,161,922
Shenandoah Telecommunications Co.	35,700	620,109
		4,371,485
Entertainment - 0.3%
Cinemark Holdings, Inc. (a)(b)	13,283	238,696
Eventbrite, Inc. (a)	5,680	31,126
Lions Gate Entertainment Corp.:
Class A (a)(b)	3,682	36,636
Class B (a)	38,927	362,410
Madison Square Garden Entertainment Corp.	4,460	174,877
Marcus Corp. (b)	17,196	245,215
Playstudios, Inc. Class A (a)	63,937	177,745
Reservoir Media, Inc. (a)	14,180	112,447
Sphere Entertainment Co. (a)(b)	19,715	967,612
Vivid Seats, Inc. Class A (a)	38,732	232,005
		2,578,769
Interactive Media & Services - 0.4%
Bumble, Inc. (a)	74,854	849,593
DHI Group, Inc. (a)	31,999	81,597
EverQuote, Inc. Class A (a)	1,332	24,722
fuboTV, Inc. (a)(b)	210,660	332,843
MediaAlpha, Inc. Class A (a)	2,953	60,153
Nextdoor Holdings, Inc. (a)	45,171	101,635
Outbrain, Inc. (a)	29,434	116,264
System1, Inc. (a)	24,384	47,793
TrueCar, Inc. (a)	66,696	226,099
Vimeo, Inc. (a)	99,772	408,067
Ziff Davis, Inc. (a)	25,980	1,637,779
		3,886,545
Media - 1.1%
Advantage Solutions, Inc. Class A (a)(b)	65,270	282,619
AMC Networks, Inc. Class A (a)	22,844	277,098
Boston Omaha Corp. (a)	16,358	252,895
Cardlytics, Inc. (a)	27,052	391,983
Clear Channel Outdoor Holdings, Inc. (a)	277,297	457,540
Daily Journal Corp. (a)	843	304,837
E.W. Scripps Co. Class A (a)	23,079	90,700
EchoStar Corp. Class A (a)(b)	90,125	1,284,281
Emerald Holding, Inc. (a)	12,448	84,771
Gannett Co., Inc. (a)	106,414	259,650
Gray Television, Inc.	59,077	373,367
iHeartMedia, Inc. (a)	77,500	161,975
John Wiley & Sons, Inc. Class A	26,628	1,015,326
Magnite, Inc. (a)	57,889	622,307
PubMatic, Inc. (a)	25,502	604,907
Scholastic Corp.	19,186	723,504
Sinclair, Inc. Class A	20,881	281,267
Stagwell, Inc. (a)	61,967	385,435
TEGNA, Inc.	146,512	2,188,889
Thryv Holdings, Inc. (a)	22,812	507,111
Urban One, Inc.:
Class A (a)	2,831	7,644
Class D (non-vtg.) (a)	11,120	22,685
WideOpenWest, Inc. (a)	36,236	131,174
		10,711,965
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	44,341	389,314
Spok Holdings, Inc.	13,623	217,287
Telephone & Data Systems, Inc.	73,184	1,172,408
		1,779,009
TOTAL COMMUNICATION SERVICES		23,327,773
CONSUMER DISCRETIONARY - 11.1%
Automobile Components - 1.4%
Adient PLC (a)	67,595	2,225,227
American Axle & Manufacturing Holdings, Inc. (a)	83,929	617,717
Atmus Filtration Technologies, Inc.	23,614	761,552
Cooper-Standard Holding, Inc. (a)	8,639	143,062
Dana, Inc.	96,117	1,220,686
Holley, Inc. (a)	39,192	174,796
LCI Industries	11,416	1,404,853
Modine Manufacturing Co. (a)	13,819	1,315,431
Patrick Industries, Inc.	13,766	1,644,624
Solid Power, Inc. (a)(b)	115,248	233,953
Standard Motor Products, Inc.	15,076	505,800
Stoneridge, Inc. (a)	15,607	287,793
The Goodyear Tire & Rubber Co. (a)	208,427	2,861,703
		13,397,197
Automobiles - 0.2%
Winnebago Industries, Inc.	21,134	1,563,916
Workhorse Group, Inc. (a)(b)	161,173	37,811
		1,601,727
Broadline Retail - 0.0%
Big Lots, Inc.	20,983	90,856
ContextLogic, Inc. (a)(b)	16,932	96,343
Savers Value Village, Inc. (b)	9,489	182,948
		370,147
Distributors - 0.0%
Weyco Group, Inc.	4,526	144,289
Diversified Consumer Services - 0.7%
2U, Inc. (a)	58,609	22,840
Adtalem Global Education, Inc. (a)	29,037	1,492,502
Chegg, Inc. (a)	11,407	86,351
European Wax Center, Inc. (a)(b)	1,739	22,572
Graham Holdings Co.	2,580	1,980,614
Laureate Education, Inc. Class A	14,833	216,117
Lincoln Educational Services Corp. (a)	17,912	185,031
Perdoceo Education Corp.	48,272	847,656
Strategic Education, Inc.	16,816	1,750,882
Universal Technical Institute, Inc. (a)	24,250	386,545
WW International, Inc. (a)	40,439	74,812
		7,065,922
Hotels, Restaurants & Leisure - 0.9%
Bally's Corp. (a)	9,787	136,431
Biglari Holdings, Inc. Class B (a)	537	101,858
BJ's Restaurants, Inc. (a)	6,225	225,221
Bowlero Corp. Class A (b)	1,749	23,961
Brinker International, Inc. (a)	2,591	128,721
Carrols Restaurant Group, Inc.	25,828	245,624
Century Casinos, Inc. (a)	2,553	8,067
Chuy's Holdings, Inc. (a)	2,221	74,914
Denny's Corp. (a)	7,460	66,842
Dine Brands Global, Inc.	1,164	54,103
El Pollo Loco Holdings, Inc. (a)	19,901	193,836
Empire Resorts, Inc. (c)	41	0
Everi Holdings, Inc. (a)	22,920	230,346
First Watch Restaurant Group, Inc. (a)	9,975	245,585
Full House Resorts, Inc. (a)	3,102	17,278
Krispy Kreme, Inc. (b)	43,934	669,334
Life Time Group Holdings, Inc. (a)(b)	22,767	353,344
Light & Wonder, Inc. Class A (a)	35,559	3,630,218
Lindblad Expeditions Holdings (a)	23,615	220,328
Mondee Holdings, Inc. (a)(b)	4,808	11,106
Nathan's Famous, Inc.	10	708
Papa John's International, Inc. (b)	5,251	349,717
Red Rock Resorts, Inc.	16,133	965,076
Sabre Corp. (a)	183,229	443,414
Six Flags Entertainment Corp. (a)	11,162	293,784
Sweetgreen, Inc. Class A (a)	14,210	358,945
United Parks & Resorts, Inc. (a)	1,387	77,963
Xponential Fitness, Inc. (a)	2,523	41,730
		9,168,454
Household Durables - 3.6%
Beazer Homes U.S.A., Inc. (a)	21,882	717,730
Century Communities, Inc.	21,108	2,036,922
Dream Finders Homes, Inc. (a)(b)	10,803	472,415
Ethan Allen Interiors, Inc.	17,014	588,174
GoPro, Inc. Class A (a)	91,404	203,831
Green Brick Partners, Inc. (a)	13,048	785,881
Helen of Troy Ltd. (a)	17,613	2,029,722
Hooker Furnishings Corp.	7,801	187,302
Hovnanian Enterprises, Inc. Class A (a)	3,626	569,064
iRobot Corp. (a)(b)	1,650	14,454
KB Home	50,504	3,579,724
La-Z-Boy, Inc.	32,087	1,207,113
Landsea Homes Corp. (a)	14,770	214,608
Legacy Housing Corp. (a)	7,834	168,588
LGI Homes, Inc. (a)	14,230	1,655,945
M.D.C. Holdings, Inc.	44,444	2,795,972
M/I Homes, Inc. (a)	20,009	2,727,027
Meritage Homes Corp.	27,001	4,737,595
Purple Innovation, Inc.	40,340	70,192
Skyline Champion Corp. (a)	17,746	1,508,587
Snap One Holdings Corp. (a)	13,823	119,154
Taylor Morrison Home Corp. (a)	76,791	4,774,096
Traeger, Inc. (a)	27,114	68,598
TRI Pointe Homes, Inc. (a)	71,266	2,755,144
United Homes Group, Inc. (a)(b)	4,010	28,030
Vizio Holding Corp. (a)	6,175	67,555
VOXX International Corp. (a)	8,645	70,543
Worthington Enterprises, Inc.	22,848	1,421,831
		35,575,797
Leisure Products - 0.5%
AMMO, Inc. (a)	66,507	182,894
Clarus Corp.	20,507	138,422
Escalade, Inc.	6,968	95,810
Funko, Inc. (a)	8,547	53,333
JAKKS Pacific, Inc. (a)	5,564	137,431
Johnson Outdoors, Inc. Class A	3,894	179,552
Latham Group, Inc. (a)	29,356	116,250
Malibu Boats, Inc. Class A (a)	5,919	256,174
Smith & Wesson Brands, Inc.	33,650	584,164
Solo Brands, Inc. Class A (a)(b)	4,142	8,988
Sturm, Ruger & Co., Inc.	814	37,566
Topgolf Callaway Brands Corp. (a)	106,687	1,725,129
Vista Outdoor, Inc. (a)	42,761	1,401,706
		4,917,419
Specialty Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)	19,080	206,636
Abercrombie & Fitch Co. Class A (a)	17,490	2,192,022
America's Car Mart, Inc. (a)	4,307	275,088
American Eagle Outfitters, Inc.	105,095	2,710,400
Asbury Automotive Group, Inc. (a)	15,365	3,622,760
BARK, Inc. (a)(b)	99,437	123,302
Beyond, Inc. (a)(b)	33,529	1,204,026
Big 5 Sporting Goods Corp.	16,236	57,151
Build-A-Bear Workshop, Inc.	2,102	62,787
Caleres, Inc.	25,253	1,036,131
Carvana Co. Class A (a)	42,812	3,763,603
Designer Brands, Inc. Class A	31,377	342,951
Destination XL Group, Inc. (a)	41,860	150,696
Duluth Holdings, Inc. (a)	8,603	42,155
EVgo, Inc. Class A (a)(b)	65,969	165,582
Foot Locker, Inc.	60,880	1,735,080
Genesco, Inc. (a)	8,085	227,512
Group 1 Automotive, Inc.	10,124	2,958,537
GrowGeneration Corp. (a)(b)	43,062	123,157
Guess?, Inc.	18,683	587,954
Haverty Furniture Companies, Inc.	10,919	372,556
Hibbett, Inc.	1,487	114,216
J. Jill, Inc. (a)	3,229	103,231
Lands' End, Inc. (a)	10,838	118,026
Lazydays Holdings, Inc. (a)(b)	5,711	23,015
Leslie's, Inc. (a)(b)	119,937	779,591
MarineMax, Inc. (a)	16,190	538,479
Monro, Inc.	21,992	693,628
National Vision Holdings, Inc. (a)	53,364	1,182,546
OneWater Marine, Inc. Class A (a)(b)	8,613	242,456
PetMed Express, Inc. (b)	16,151	77,363
Rent the Runway, Inc. Class A (a)(b)	36,722	12,684
Sally Beauty Holdings, Inc. (a)	4,579	56,871
Shoe Carnival, Inc.	13,581	497,608
Signet Jewelers Ltd.	32,400	3,242,268
Sleep Number Corp. (a)	7,375	118,221
Sonic Automotive, Inc. Class A (sub. vtg.)	10,818	615,977
Sportsman's Warehouse Holdings, Inc. (a)	26,819	83,407
Stitch Fix, Inc. (a)	33,772	89,158
The Aaron's Co., Inc.	22,120	165,900
The Cato Corp. Class A (sub. vtg.)	12,641	72,939
The Children's Place, Inc. (a)	8,789	101,425
The ODP Corp. (a)	23,552	1,249,434
thredUP, Inc. (a)(b)	44,619	89,238
Tile Shop Holdings, Inc. (a)	21,477	150,983
Tilly's, Inc. (a)	15,280	103,904
Upbound Group, Inc.	2,515	88,553
Urban Outfitters, Inc. (a)	31,486	1,367,122
Winmark Corp.	2,085	754,145
Zumiez, Inc. (a)	11,498	174,655
		34,867,129
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)	73,979	51,349
Figs, Inc. Class A (a)(b)	11,347	56,508
Fossil Group, Inc. (a)	32,134	32,777
G-III Apparel Group Ltd. (a)	30,580	887,126
Hanesbrands, Inc. (a)(b)	86,085	499,293
Movado Group, Inc.	11,380	317,843
Oxford Industries, Inc.	2,745	308,538
Rocky Brands, Inc.	4,847	131,499
Vera Bradley, Inc. (a)	18,663	126,908
Wolverine World Wide, Inc.	5,416	60,713
		2,472,554
TOTAL CONSUMER DISCRETIONARY		109,580,635
CONSUMER STAPLES - 2.2%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (a)	31,920	297,175
Primo Water Corp.	100,168	1,824,059
Zevia PBC (a)(b)	9,560	11,185
		2,132,419
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc.	23,974	1,375,388
HF Foods Group, Inc. (a)	29,949	104,822
Ingles Markets, Inc. Class A	10,410	798,239
Natural Grocers by Vitamin Cottage, Inc.	7,020	126,711
PriceSmart, Inc.	5,578	468,552
SpartanNash Co.	25,516	515,678
United Natural Foods, Inc. (a)	43,666	501,722
Village Super Market, Inc. Class A	6,370	182,246
Weis Markets, Inc.	12,186	784,778
		4,858,136
Food Products - 0.4%
Alico, Inc.	5,191	151,992
B&G Foods, Inc. Class A	57,625	659,230
Benson Hill, Inc. (a)(b)	129,318	25,928
BRC, Inc. Class A (a)(b)	2,624	11,231
Cal-Maine Foods, Inc.	2,102	123,703
Dole PLC	22,791	271,897
Forafric Global PLC (a)(b)	2,921	30,262
Fresh Del Monte Produce, Inc.	25,064	649,408
Limoneira Co.	13,140	257,018
Mission Produce, Inc. (a)	30,851	366,201
Seneca Foods Corp. Class A (a)	3,566	202,905
SunOpta, Inc. (a)	4,043	27,775
The Hain Celestial Group, Inc. (a)	65,683	516,268
TreeHouse Foods, Inc. (a)	33,151	1,291,231
		4,585,049
Household Products - 0.2%
Central Garden & Pet Co. (a)	6,758	289,445
Central Garden & Pet Co. Class A (non-vtg.)	38,735	1,430,096
Oil-Dri Corp. of America	2,768	206,382
		1,925,923
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	71,416	4,215,686
Edgewell Personal Care Co.	36,796	1,421,797
Herbalife Ltd. (a)	19,269	193,653
Nature's Sunshine Products, Inc. (a)	9,742	202,341
Nu Skin Enterprises, Inc. Class A	36,692	507,450
Waldencast PLC (a)	20,292	131,898
		6,672,825
Tobacco - 0.2%
Universal Corp.	18,080	935,098
Vector Group Ltd.	88,911	974,465
		1,909,563
TOTAL CONSUMER STAPLES		22,083,915
ENERGY - 9.9%
Energy Equipment & Services - 2.2%
Archrock, Inc.	84,774	1,667,505
Atlas Energy Solutions, Inc. (b)	11,272	254,973
Bristow Group, Inc. (a)	17,208	468,058
Core Laboratories, Inc. (b)	23,270	397,452
Diamond Offshore Drilling, Inc. (a)	75,298	1,027,065
DMC Global, Inc. (a)	9,920	193,341
Dril-Quip, Inc. (a)	25,132	566,224
Expro Group Holdings NV (a)	41,567	830,093
Forum Energy Technologies, Inc. (a)	6,984	139,540
Helix Energy Solutions Group, Inc. (a)	106,020	1,149,257
Helmerich & Payne, Inc.	72,310	3,041,359
KLX Energy Services Holdings, Inc. (a)(b)	7,717	59,730
Kodiak Gas Services, Inc.	7,806	213,416
Liberty Oilfield Services, Inc. Class A	114,715	2,376,895
Mammoth Energy Services, Inc. (a)	15,377	55,972
Nabors Industries Ltd. (a)(b)	566	48,750
Newpark Resources, Inc. (a)	54,899	396,371
Noble Corp. PLC	14,449	700,632
Oil States International, Inc. (a)	45,243	278,697
Patterson-UTI Energy, Inc.	246,894	2,947,914
ProFrac Holding Corp. (a)(b)	15,028	125,634
ProPetro Holding Corp. (a)	69,398	560,736
Ranger Energy Services, Inc. Class A	10,692	120,713
RPC, Inc. (b)	63,536	491,769
SEACOR Marine Holdings, Inc. (a)	17,686	246,543
Seadrill Ltd. (a)	34,767	1,748,780
Select Water Solutions, Inc. Class A	59,275	547,108
Solaris Oilfield Infrastructure, Inc. Class A	20,750	179,903
U.S. Silica Holdings, Inc. (a)	55,507	688,842
		21,523,272
Oil, Gas & Consumable Fuels - 7.7%
Amplify Energy Corp. (a)	26,431	174,709
Ardmore Shipping Corp.	31,158	511,614
Berry Corp.	56,195	452,370
California Resources Corp.	51,622	2,844,372
Centrus Energy Corp. Class A (a)	9,106	378,172
Chord Energy Corp.	31,045	5,533,464
Chord Energy Corp.:
warrants 9/1/24 (a)	810	28,787
warrants 9/1/25 (a)	405	10,417
Civitas Resources, Inc.	60,099	4,562,115
Clean Energy Fuels Corp. (a)	124,405	333,405
CNX Resources Corp. (a)	115,744	2,745,448
Comstock Resources, Inc. (b)	68,187	632,775
CONSOL Energy, Inc.	22,688	1,900,347
Crescent Energy, Inc. Class A	34,928	415,643
CVR Energy, Inc.	2,018	71,962
Delek U.S. Holdings, Inc.	47,040	1,446,010
DHT Holdings, Inc.	100,427	1,154,911
Dorian LPG Ltd.	10,508	404,138
enCore Energy Corp. (a)	120,338	527,080
Energy Fuels, Inc. (a)(b)	17,063	107,326
Equitrans Midstream Corp.	229,698	2,868,928
Excelerate Energy, Inc.	3,024	48,444
FLEX LNG Ltd.	7,250	184,368
FutureFuel Corp.	18,890	152,065
Gevo, Inc. (a)(b)	170,780	131,279
Golar LNG Ltd.	68,614	1,650,853
Granite Ridge Resources, Inc.	24,790	161,135
Green Plains, Inc. (a)	35,892	829,823
Gulfport Energy Corp. (a)	8,103	1,297,452
Hallador Energy Co. (a)	16,918	90,173
HighPeak Energy, Inc.	1,591	25,090
International Seaways, Inc.	30,152	1,604,086
Kinetik Holdings, Inc.	24,424	973,785
Magnolia Oil & Gas Corp. Class A (b)	8,318	215,852
Matador Resources Co.	69,140	4,616,478
Murphy Oil Corp.	107,576	4,916,223
NACCO Industries, Inc. Class A	3,040	91,808
Nordic American Tanker Shipping Ltd.	152,503	597,812
Northern Oil & Gas, Inc.	7,885	312,877
Overseas Shipholding Group, Inc.	42,514	272,090
Par Pacific Holdings, Inc. (a)	25,186	933,393
PBF Energy, Inc. Class A	81,804	4,709,456
Peabody Energy Corp.	83,598	2,028,087
Permian Resource Corp. Class A	297,462	5,253,179
PrimeEnergy Corp. (a)	515	51,629
Rex American Resources Corp. (a)	8,572	503,262
Ring Energy, Inc. (a)(b)	85,857	168,280
SandRidge Energy, Inc.	23,471	341,972
Scorpio Tankers, Inc.	35,420	2,534,301
SFL Corp. Ltd.	85,313	1,124,425
SilverBow Resources, Inc. (a)	15,447	527,361
Sitio Royalties Corp.	34,512	853,137
SM Energy Co.	85,876	4,280,919
Talos Energy, Inc. (a)	102,539	1,428,368
Teekay Corp. (a)	45,511	331,320
Teekay Tankers Ltd.	17,698	1,033,740
Tellurian, Inc. (a)(b)	403,610	266,948
Uranium Energy Corp. (a)	285,959	1,930,223
VAALCO Energy, Inc.	69,716	485,921
Verde Clean Fuels, Inc. (a)(b)	528	2,112
Vital Energy, Inc. (a)(b)	17,243	905,947
Vitesse Energy, Inc.	18,895	448,378
World Kinect Corp.	43,999	1,163,774
		76,581,818
TOTAL ENERGY		98,105,090
FINANCIALS - 25.8%
Banks - 15.9%
1st Source Corp.	12,102	634,387
ACNB Corp.	6,162	231,691
Amalgamated Financial Corp.	13,240	317,760
Amerant Bancorp, Inc. Class A	19,102	444,886
American National Bankshares, Inc.	7,778	371,477
Ameris Bancorp	49,172	2,378,941
Ames National Corp.	6,346	128,062
Arrow Financial Corp.	10,910	272,968
Associated Banc-Corp.	112,173	2,412,841
Atlantic Union Bankshares Corp.	55,838	1,971,640
Axos Financial, Inc. (a)	35,820	1,935,713
Banc of California, Inc.	102,148	1,553,671
BancFirst Corp.	14,105	1,241,663
Bank First National Corp.	6,900	598,023
Bank of Hawaii Corp. (b)	29,180	1,820,540
Bank of Marin Bancorp	11,771	197,400
Bank7 Corp.	2,769	78,086
BankUnited, Inc.	55,208	1,545,824
Bankwell Financial Group, Inc.	4,248	110,193
Banner Corp.	25,307	1,214,736
Bar Harbor Bankshares	10,982	290,803
BayCom Corp.	7,103	146,393
BCB Bancorp, Inc.	11,251	117,573
Berkshire Hills Bancorp, Inc.	32,021	733,921
Blue Foundry Bancorp (a)	14,866	139,146
Blue Ridge Bankshares, Inc. (b)	13,618	36,632
Bridgewater Bancshares, Inc. (a)	15,005	174,658
Brookline Bancorp, Inc., Delaware	64,750	644,910
Burke & Herbert Financial Services Corp.	4,400	246,532
Business First Bancshares, Inc.	17,886	398,500
Byline Bancorp, Inc.	18,082	392,741
C & F Financial Corp.	2,343	114,807
Cadence Bank	135,238	3,921,902
Cambridge Bancorp	5,626	383,468
Camden National Corp.	10,535	353,133
Capital Bancorp, Inc.	6,883	143,373
Capital City Bank Group, Inc.	6,387	176,920
Capitol Federal Financial, Inc.	91,504	545,364
Capstar Financial Holdings, Inc.	13,988	281,159
Carter Bankshares, Inc. (a)	16,138	203,984
Cathay General Bancorp	51,764	1,958,232
Central Pacific Financial Corp.	19,788	390,813
Chemung Financial Corp.	2,391	101,570
ChoiceOne Financial Services, Inc.	5,234	143,150
Citizens & Northern Corp.	11,259	211,444
Citizens Financial Services, Inc.	2,210	108,732
City Holding Co.	9,895	1,031,257
Civista Bancshares, Inc.	11,116	170,964
CNB Financial Corp., Pennsylvania	15,180	309,520
Codorus Valley Bancorp, Inc.	6,779	154,290
Colony Bankcorp, Inc.	11,971	137,667
Columbia Financial, Inc. (a)(b)	12,135	208,843
Community Bank System, Inc.	39,549	1,899,538
Community Trust Bancorp, Inc.	11,388	485,698
Community West Bank	7,388	146,947
ConnectOne Bancorp, Inc.	27,239	531,161
CrossFirst Bankshares, Inc. (a)	33,307	460,969
Customers Bancorp, Inc. (a)	21,365	1,133,627
CVB Financial Corp.	98,915	1,764,644
Dime Community Bancshares, Inc.	26,201	504,631
Eagle Bancorp, Inc.	21,979	516,287
Eastern Bankshares, Inc.	115,175	1,587,112
Enterprise Bancorp, Inc.	7,148	185,634
Enterprise Financial Services Corp.	26,865	1,089,644
Equity Bancshares, Inc.	10,761	369,856
Esquire Financial Holdings, Inc.	738	35,033
ESSA Bancorp, Inc.	5,918	107,885
Evans Bancorp, Inc.	3,628	108,332
Farmers & Merchants Bancorp, Inc.	9,375	208,969
Farmers National Banc Corp.	26,916	359,598
FB Financial Corp.	26,280	989,705
Fidelity D & D Bancorp, Inc.	3,467	167,907
Financial Institutions, Inc.	11,367	213,927
First Bancorp, North Carolina	29,435	1,063,192
First Bancorp, Puerto Rico	113,720	1,994,649
First Bancshares, Inc.	22,762	590,674
First Bank Hamilton New Jersey	14,988	205,935
First Busey Corp.	38,397	923,448
First Business Finance Services, Inc.	5,810	217,875
First Commonwealth Financial Corp.	75,300	1,048,176
First Community Bankshares, Inc.	12,760	441,879
First Community Corp.	4,956	86,383
First Financial Bancorp, Ohio	69,934	1,567,920
First Financial Corp., Indiana	8,306	318,369
First Foundation, Inc.	37,840	285,692
First Interstate Bancsystem, Inc.	61,692	1,678,639
First Merchants Corp.	43,999	1,535,565
First Mid-Illinois Bancshares, Inc.	16,384	535,429
First of Long Island Corp.	15,404	170,830
First Western Financial, Inc. (a)	5,960	86,897
Five Star Bancorp	5,567	125,258
Flushing Financial Corp.	20,662	260,548
FS Bancorp, Inc.	3,898	135,300
Fulton Financial Corp.	119,206	1,894,183
FVCBankcorp, Inc. (a)	11,775	143,420
German American Bancorp, Inc.	20,676	716,217
Glacier Bancorp, Inc.	82,748	3,333,089
Great Southern Bancorp, Inc.	6,433	352,657
Greene County Bancorp, Inc.	2,518	72,493
Guaranty Bancshares, Inc. Texas	6,059	183,951
Hancock Whitney Corp.	64,510	2,970,040
Hanmi Financial Corp.	22,857	363,883
HarborOne Bancorp, Inc.	28,942	308,522
HBT Financial, Inc.	9,790	186,402
Heartland Financial U.S.A., Inc.	31,275	1,099,316
Heritage Commerce Corp.	44,575	382,454
Heritage Financial Corp., Washington	25,619	496,752
Hilltop Holdings, Inc.	33,927	1,062,594
Hingham Institution for Savings (b)	1,082	188,766
Home Bancorp, Inc.	5,270	201,894
Home Bancshares, Inc.	139,632	3,430,758
HomeStreet, Inc.	13,360	201,068
HomeTrust Bancshares, Inc.	8,360	228,562
Hope Bancorp, Inc.	85,602	985,279
Horizon Bancorp, Inc. Indiana	32,334	414,845
Independent Bank Corp.	32,830	1,707,817
Independent Bank Corp.	14,965	379,363
Independent Bank Group, Inc.	26,740	1,220,681
International Bancshares Corp.	39,907	2,240,379
John Marshall Bankcorp, Inc.	9,294	166,548
Kearny Financial Corp.	40,079	258,109
Lakeland Bancorp, Inc.	46,285	560,049
Lakeland Financial Corp. (b)	17,288	1,146,540
LCNB Corp.	8,637	137,674
Live Oak Bancshares, Inc.	24,975	1,036,712
Macatawa Bank Corp.	19,121	187,195
Mainstreet Bancshares, Inc.	5,146	93,451
Mercantile Bank Corp.	11,678	449,486
Metrocity Bankshares, Inc.	14,006	349,590
Metropolitan Bank Holding Corp. (a)	7,017	270,155
Mid Penn Bancorp, Inc.	10,534	210,785
Middlefield Banc Corp.	5,843	139,531
Midland States Bancorp, Inc.	15,493	389,339
MidWestOne Financial Group, Inc.	10,451	244,971
MVB Financial Corp.	7,834	174,777
National Bank Holdings Corp.	27,216	981,681
National Bankshares, Inc.	4,282	143,062
NBT Bancorp, Inc.	31,062	1,139,354
Nicolet Bankshares, Inc.	9,721	835,909
Northeast Bank	4,910	271,719
Northeast Community Bancorp, Inc.	8,886	139,777
Northfield Bancorp, Inc.	28,867	280,587
Northrim Bancorp, Inc.	3,996	201,838
Northwest Bancshares, Inc.	94,579	1,101,845
Norwood Financial Corp.	5,371	146,145
Oak Valley Bancorp Oakdale California	4,858	120,381
OceanFirst Financial Corp.	43,496	713,769
OFG Bancorp	34,391	1,265,933
Old National Bancorp, Indiana	217,359	3,784,220
Old Second Bancorp, Inc.	31,929	441,897
Orange County Bancorp, Inc.	3,803	174,938
Origin Bancorp, Inc.	21,411	668,880
Orrstown Financial Services, Inc.	7,607	203,639
Pacific Premier Bancorp, Inc.	70,855	1,700,520
Park National Corp.	10,632	1,444,357
Parke Bancorp, Inc.	7,817	134,648
Pathward Financial, Inc.	12,762	644,226
PCB Bancorp	7,960	129,987
Peapack-Gladstone Financial Corp.	12,368	300,913
Penns Woods Bancorp, Inc.	5,232	101,553
Peoples Bancorp, Inc.	25,915	767,343
Peoples Financial Services Corp.	5,056	217,964
Pioneer Bancorp, Inc. (a)	8,464	83,032
Plumas Bancorp	3,524	129,648
Ponce Financial Group, Inc. (a)	13,217	117,631
Preferred Bank, Los Angeles	9,603	737,222
Premier Financial Corp.	26,418	536,285
Primis Financial Corp.	14,890	181,211
Princeton Bancorp, Inc.	3,634	111,855
Provident Financial Services, Inc.	54,689	796,819
QCR Holdings, Inc.	12,132	736,898
RBB Bancorp	12,370	222,784
Red River Bancshares, Inc.	3,467	172,622
Renasant Corp.	40,734	1,275,789
Republic Bancorp, Inc., Kentucky Class A	6,195	315,945
S&T Bancorp, Inc.	28,497	914,184
Sandy Spring Bancorp, Inc.	32,470	752,655
Seacoast Banking Corp., Florida	62,736	1,592,867
ServisFirst Bancshares, Inc.	25,110	1,666,300
Shore Bancshares, Inc.	22,250	255,875
Sierra Bancorp	9,791	197,778
Simmons First National Corp. Class A	92,194	1,794,095
SmartFinancial, Inc.	11,584	244,075
South Plains Financial, Inc.	8,500	227,460
Southern First Bancshares, Inc. (a)	5,523	175,410
Southern Missouri Bancorp, Inc.	7,079	309,423
Southern States Bancshares, Inc.	5,585	144,763
Southside Bancshares, Inc.	21,222	620,319
Southstate Corp.	56,526	4,806,406
Stellar Bancorp, Inc.	34,359	836,985
Sterling Bancorp, Inc. (a)	14,055	72,524
Stock Yards Bancorp, Inc.	2,642	129,220
Summit Financial Group, Inc.	8,346	226,677
Texas Capital Bancshares, Inc. (a)	34,907	2,148,526
The Bank of NT Butterfield & Son Ltd.	33,978	1,086,956
The First Bancorp, Inc.	7,291	179,650
Third Coast Bancshares, Inc. (a)	9,108	182,342
Timberland Bancorp, Inc./Washington	5,228	140,738
Tompkins Financial Corp.	10,242	515,070
TowneBank	51,928	1,457,100
Trico Bancshares	23,050	847,779
Triumph Bancorp, Inc. (a)	16,444	1,304,338
Trustco Bank Corp., New York	13,674	385,060
Trustmark Corp.	45,118	1,268,267
UMB Financial Corp.	32,849	2,857,535
United Bankshares, Inc., West Virginia	96,948	3,469,769
United Community Bank, Inc.	86,164	2,267,836
Unity Bancorp, Inc.	5,267	145,369
Univest Corp. of Pennsylvania	21,319	443,862
USCB Financial Holdings, Inc.	7,604	86,686
Valley National Bancorp	320,882	2,554,221
Veritex Holdings, Inc.	39,004	799,192
Virginia National Bankshares C	3,516	105,832
WaFd, Inc.	50,401	1,463,141
Washington Trust Bancorp, Inc.	12,656	340,193
WesBanco, Inc.	42,821	1,276,494
West Bancorp., Inc.	11,968	213,389
Westamerica Bancorp.	13,370	653,526
WSFS Financial Corp.	44,889	2,026,289
		157,213,964
Capital Markets - 0.8%
Artisan Partners Asset Management, Inc.	12,785	585,169
Bakkt Holdings, Inc. Class A (a)(b)	54,342	24,986
BGC Group, Inc. Class A	138,846	1,078,833
BrightSphere Investment Group, Inc.	13,789	314,941
Donnelley Financial Solutions, Inc. (a)	5,232	324,436
Forge Global Holdings, Inc. Class A (a)	80,949	156,232
GCM Grosvenor, Inc. Class A	3,319	32,062
Hamilton Lane, Inc. Class A	11,139	1,256,034
MarketWise, Inc. Class A	25,380	43,907
Moelis & Co. Class A	20,515	1,164,637
Open Lending Corp. (a)	5,810	36,371
Piper Jaffray Companies	2,300	456,527
StoneX Group, Inc. (a)	17,650	1,240,089
Value Line, Inc.	66	2,673
Victory Capital Holdings, Inc.	1,986	84,266
Virtus Investment Partners, Inc.	4,416	1,095,080
		7,896,243
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)(b)	3,237	95,783
Bread Financial Holdings, Inc.	36,919	1,374,864
Consumer Portfolio Services, Inc. (a)	6,139	46,411
Encore Capital Group, Inc. (a)(b)	17,092	779,566
Enova International, Inc. (a)	21,095	1,325,399
Green Dot Corp. Class A (a)	34,365	320,625
LendingClub Corp. (a)	81,370	715,242
LendingTree, Inc. (a)	6,081	257,470
Navient Corp.	60,686	1,055,936
Nelnet, Inc. Class A	9,354	885,356
OppFi, Inc. Class A (a)	7,535	18,838
PRA Group, Inc. (a)	28,567	745,027
PROG Holdings, Inc.	26,568	915,002
Regional Management Corp.	5,099	123,447
World Acceptance Corp. (a)(b)	2,817	408,409
		9,067,375
Financial Services - 3.5%
A-Mark Precious Metals, Inc.	13,881	426,008
Acacia Research Corp. (a)	28,204	150,327
Alerus Financial Corp.	13,565	296,124
AvidXchange Holdings, Inc. (a)	9,757	128,305
Banco Latinoamericano de Comer Series E	20,451	605,759
Cannae Holdings, Inc. (a)	48,588	1,080,597
Cantaloupe, Inc. (a)	14,908	95,858
Cass Information Systems, Inc.	1,343	64,692
Compass Diversified Holdings	47,378	1,140,388
Enact Holdings, Inc.	21,883	682,312
Essent Group Ltd.	77,732	4,625,831
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,623	1,107,056
Finance of America Companies, Inc. (a)	39,208	28,822
Jackson Financial, Inc.	59,256	3,919,192
Marqeta, Inc. Class A (a)	303,956	1,811,578
Merchants Bancorp	11,874	512,719
Mr. Cooper Group, Inc. (a)	47,712	3,719,150
Newtekone, Inc.	17,730	195,030
NMI Holdings, Inc. (a)	54,371	1,758,358
Ocwen Financial Corp. (a)	4,542	122,679
PagSeguro Digital Ltd. (a)	57,814	825,584
Paysafe Ltd. (a)	24,077	380,176
PennyMac Financial Services, Inc.	17,679	1,610,380
Radian Group, Inc.	113,907	3,812,467
Repay Holdings Corp. (a)	61,494	676,434
Security National Financial Corp. Class A	9,519	75,295
StoneCo Ltd. Class A (a)	85,032	1,412,382
SWK Holdings Corp. (a)	2,432	42,365
Velocity Financial, Inc. (a)	6,337	114,066
Walker & Dunlop, Inc.	23,674	2,392,494
Waterstone Financial, Inc.	12,638	153,804
		33,966,232
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	32,201	503,302
American Coastal Insurance Cor (a)	14,776	157,955
American Equity Investment Life Holding Co. (a)	57,762	3,247,380
Amerisafe, Inc.	6,872	344,768
CNO Financial Group, Inc.	83,259	2,287,957
Donegal Group, Inc. Class A	11,166	157,887
eHealth, Inc. (a)	13,443	81,061
Employers Holdings, Inc.	18,895	857,644
Enstar Group Ltd. (a)	8,799	2,734,377
F&G Annuities & Life, Inc.	13,198	535,179
Fidelis Insurance Holdings Ltd.	33,895	660,275
Genworth Financial, Inc. Class A (a)	332,576	2,138,464
GoHealth, Inc. (a)	3,096	32,539
Greenlight Capital Re, Ltd. (a)	19,024	237,229
Hamilton Insurance Group Ltd.	9,272	129,159
Hippo Holdings, Inc. (a)(b)	8,144	148,791
Horace Mann Educators Corp.	30,348	1,122,573
Investors Title Co.	734	119,781
James River Group Holdings Ltd.	27,463	255,406
Lemonade, Inc. (a)(b)	31,518	517,210
Maiden Holdings Ltd. (a)	65,963	148,417
MBIA, Inc.	32,964	222,837
Mercury General Corp.	19,905	1,027,098
National Western Life Group, Inc.	1,671	822,065
NI Holdings, Inc. (a)	5,602	84,870
Oscar Health, Inc. (a)	110,500	1,643,135
ProAssurance Corp.	37,523	482,546
Safety Insurance Group, Inc.	10,635	874,091
Selectquote, Inc. (a)	101,981	203,962
Siriuspoint Ltd. (a)	47,669	605,873
Skyward Specialty Insurance Group, Inc. (a)	15,963	597,176
Stewart Information Services Corp.	19,888	1,293,913
Tiptree, Inc.	12,940	223,603
United Fire Group, Inc.	15,565	338,850
Universal Insurance Holdings, Inc.	14,133	287,183
		25,124,556
Mortgage Real Estate Investment Trusts - 2.1%
Angel Oak Mortgage (REIT), Inc. (b)	9,490	101,923
Apollo Commercial Real Estate Finance, Inc.	108,188	1,205,214
Arbor Realty Trust, Inc. (b)	137,755	1,825,254
Ares Commercial Real Estate Corp.	40,280	300,086
Armour Residential REIT, Inc.	37,110	733,665
Blackstone Mortgage Trust, Inc. (b)	128,905	2,566,499
BrightSpire Capital, Inc.	101,370	698,439
Chimera Investment Corp.	169,180	779,920
Claros Mortgage Trust, Inc.	68,169	665,329
Dynex Capital, Inc.	42,196	525,340
Ellington Financial LLC	56,288	664,761
Franklin BSP Realty Trust, Inc.	64,103	856,416
Granite Point Mortgage Trust, Inc.	39,155	186,769
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	75,385	2,140,934
Invesco Mortgage Capital, Inc.	37,378	361,819
KKR Real Estate Finance Trust, Inc.	44,353	446,191
Ladder Capital Corp. Class A	85,856	955,577
MFA Financial, Inc.	77,401	883,145
New York Mortgage Trust, Inc.	68,579	493,769
Nexpoint Real Estate Finance, Inc.	6,242	89,635
Orchid Island Capital, Inc.	38,649	345,136
PennyMac Mortgage Investment Trust	65,011	954,361
Ready Capital Corp.	122,268	1,116,307
Redwood Trust, Inc.	96,872	617,075
TPG RE Finance Trust, Inc.	51,941	400,985
Two Harbors Investment Corp.	78,319	1,036,944
		20,951,493
TOTAL FINANCIALS		254,219,863
HEALTH CARE - 9.3%
Biotechnology - 5.5%
2seventy bio, Inc. (a)(b)	37,138	198,688
4D Molecular Therapeutics, Inc. (a)	27,511	876,500
Aadi Bioscience, Inc. (a)	12,659	29,622
Acelyrin, Inc.	29,215	197,201
Acrivon Therapeutics, Inc. (a)(b)	8,674	62,019
Actinium Pharmaceuticals, Inc. (a)	1,238	9,694
Adicet Bio, Inc. (a)	38,878	91,363
ADMA Biologics, Inc. (a)	74,243	490,004
Agenus, Inc.	233,842	135,628
Agios Pharmaceuticals, Inc. (a)	41,046	1,200,185
Allakos, Inc. (a)	49,093	61,857
Allogene Therapeutics, Inc. (a)(b)	69,771	311,876
Allovir, Inc. (a)	39,232	29,616
Alpine Immune Sciences, Inc. (a)	13,362	529,670
Altimmune, Inc. (a)	39,927	406,457
ALX Oncology Holdings, Inc. (a)	19,595	218,484
AnaptysBio, Inc. (a)	2,429	54,701
Anika Therapeutics, Inc. (a)	10,681	271,297
Annexon, Inc. (a)	49,743	356,657
Apogee Therapeutics, Inc.	16,737	1,112,174
Arbutus Biopharma Corp. (a)(b)	35,299	91,071
Arcturus Therapeutics Holdings, Inc. (a)	15,795	533,397
Arcus Biosciences, Inc. (a)	27,749	523,901
Ardelyx, Inc. (a)	59,178	431,999
ArriVent Biopharma, Inc.	3,890	69,475
Ars Pharmaceuticals, Inc. (a)	14,387	147,035
Astria Therapeutics, Inc. (a)	4,540	63,901
Atara Biotherapeutics, Inc. (a)	65,341	45,347
Aura Biosciences, Inc. (a)	26,407	207,295
Avidity Biosciences, Inc. (a)	54,881	1,400,563
Beam Therapeutics, Inc. (a)	5,399	178,383
BioAtla, Inc. (a)(b)	32,840	112,970
BioCryst Pharmaceuticals, Inc. (a)	33,976	172,598
Biohaven Ltd. (a)	50,721	2,773,931
bluebird bio, Inc. (a)(b)	142,341	182,196
BridgeBio Pharma, Inc. (a)	26,148	808,496
Cabaletta Bio, Inc. (a)	2,874	49,030
CareDx, Inc. (a)	38,564	408,393
Cargo Therapeutics, Inc.	8,661	193,314
Caribou Biosciences, Inc. (a)(b)	60,770	312,358
Carisma Therapeutics, Inc. (b)	19,399	44,036
Cartesian Therapeutics, Inc.	65,209	42,386
Cartesian Therapeutics, Inc. rights (a)(c)	65,209	8,477
Celcuity, Inc. (a)	13,390	289,224
Celldex Therapeutics, Inc. (a)	34,236	1,436,885
Century Therapeutics, Inc. (a)	17,549	73,355
CG Oncology, Inc.	9,340	410,026
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)	28,032	188,375
Coherus BioSciences, Inc. (a)(b)	13,883	33,180
Compass Therapeutics, Inc. (a)	60,553	119,895
Crinetics Pharmaceuticals, Inc. (a)	40,787	1,909,239
Cullinan Oncology, Inc. (a)	19,338	329,520
Cytokinetics, Inc. (a)	5,345	374,738
Day One Biopharmaceuticals, Inc. (a)	4,019	66,394
Deciphera Pharmaceuticals, Inc. (a)	25,869	406,919
Design Therapeutics, Inc. (a)	23,972	96,607
Disc Medicine, Inc. (a)	502	31,255
Dynavax Technologies Corp. (a)(b)	14,874	184,586
Dyne Therapeutics, Inc. (a)	31,127	883,696
Eagle Pharmaceuticals, Inc. (a)	7,608	39,866
Editas Medicine, Inc. (a)	60,928	452,086
Emergent BioSolutions, Inc. (a)(b)	37,908	95,907
Enanta Pharmaceuticals, Inc. (a)	12,948	226,072
Entrada Therapeutics, Inc. (a)	15,836	224,396
Erasca, Inc. (a)	59,348	122,257
Fate Therapeutics, Inc. (a)	62,832	461,187
Fennec Pharmaceuticals, Inc. (a)(b)	9,845	109,476
FibroGen, Inc. (a)	68,483	160,935
Genelux Corp. (a)(b)	10,564	67,927
Generation Bio Co. (a)	33,616	136,817
Geron Corp. (a)	92,918	306,629
Gritstone Bio, Inc. (a)(b)	67,120	172,498
Heron Therapeutics, Inc. (a)	4,610	12,770
HilleVax, Inc. (a)	14,921	248,136
Humacyte, Inc. Class A (a)	6,060	18,847
Ideaya Biosciences, Inc. (a)	17,532	769,304
IGM Biosciences, Inc. (a)(b)	9,857	95,120
Immuneering Corp. (a)	4,022	11,624
ImmunityBio, Inc. (a)(b)	17,650	94,781
Inhibrx, Inc. (a)	8,577	299,852
Inozyme Pharma, Inc. (a)	35,385	271,049
Intellia Therapeutics, Inc. (a)	56,791	1,562,320
Iovance Biotherapeutics, Inc. (a)	175,905	2,606,912
Ironwood Pharmaceuticals, Inc. Class A (a)	60,072	523,227
iTeos Therapeutics, Inc. (a)	18,142	247,457
Janux Therapeutics, Inc. (a)	12,032	453,005
Kalvista Pharmaceuticals, Inc. (a)	23,179	274,903
Kezar Life Sciences, Inc. (a)	53,202	47,967
Kiniksa Pharmaceuticals Ltd. (a)	23,684	467,285
Kodiak Sciences, Inc. (a)	24,138	126,966
Kura Oncology, Inc. (a)	52,202	1,113,469
Larimar Therapeutics, Inc. (a)	19,396	147,216
Lenz Therapeutics, Inc.	2,887	64,467
Lexeo Therapeutics, Inc.	4,057	63,614
Lexicon Pharmaceuticals, Inc. (a)	37,610	90,264
Lyell Immunopharma, Inc. (a)(b)	128,528	286,617
Macrogenics, Inc. (a)	31,573	464,755
MannKind Corp. (a)	35,673	161,599
MeiraGTx Holdings PLC (a)	6,501	39,461
Mersana Therapeutics, Inc. (a)	32,164	144,095
MiMedx Group, Inc. (a)	85,556	658,781
Mineralys Therapeutics, Inc. (a)	10,705	138,202
Monte Rosa Therapeutics, Inc. (a)	22,942	161,741
Morphic Holding, Inc. (a)	3,181	111,971
Myriad Genetics, Inc. (a)	64,795	1,381,429
Nkarta, Inc. (a)	22,442	242,598
Novavax, Inc. (a)(b)	15,066	72,015
Nurix Therapeutics, Inc. (a)(b)	35,309	519,042
Ocean Biomedical, Inc. Class A (a)	6,572	24,875
Olema Pharmaceuticals, Inc. (a)(b)	20,114	227,690
Omniab, Inc. (a)(c)	3,625	15,116
Omniab, Inc. (a)(c)	3,625	14,138
Organogenesis Holdings, Inc. Class A (a)	45,904	130,367
ORIC Pharmaceuticals, Inc. (a)	28,906	397,458
Ovid Therapeutics, Inc. (a)	43,834	133,694
PepGen, Inc. (a)	5,659	83,187
PMV Pharmaceuticals, Inc. (a)	30,719	52,222
Poseida Therapeutics, Inc. (a)	50,252	160,304
Precigen, Inc. (a)	96,438	139,835
Prelude Therapeutics, Inc. (a)	11,257	53,358
ProKidney Corp. (a)(b)	25,301	41,494
Protagonist Therapeutics, Inc. (a)	16,036	463,921
Protalix BioTherapeutics, Inc. (a)(b)	49,424	62,274
PTC Therapeutics, Inc. (a)	10,158	295,496
Rallybio Corp. (a)	23,682	43,812
RAPT Therapeutics, Inc. (a)	5,279	47,405
Recursion Pharmaceuticals, Inc. (a)(b)	103,558	1,032,473
REGENXBIO, Inc. (a)	30,371	639,917
Relay Therapeutics, Inc. (a)(b)	69,932	580,436
Reneo Pharmaceuticals, Inc. (a)(b)	3,425	5,686
Replimune Group, Inc. (a)	36,124	295,133
Revolution Medicines, Inc. (a)	26,676	859,767
Rigel Pharmaceuticals, Inc. (a)	23,048	34,111
Rocket Pharmaceuticals, Inc. (a)	5,376	144,829
Sage Therapeutics, Inc. (a)	2,265	42,446
Sagimet Biosciences, Inc. (b)	9,401	50,953
Sana Biotechnology, Inc. (a)(b)	65,847	658,470
Sangamo Therapeutics, Inc. (a)	110,277	73,908
Savara, Inc. (a)	64,170	319,567
Scholar Rock Holding Corp. (a)(b)	42,579	756,203
Seres Therapeutics, Inc. (a)	24,051	18,618
Stoke Therapeutics, Inc. (a)(b)	20,770	280,395
Sutro Biopharma, Inc. (a)	45,432	256,691
Syndax Pharmaceuticals, Inc. (a)	9,756	232,193
Tango Therapeutics, Inc. (a)	33,066	262,544
Tenaya Therapeutics, Inc. (a)	34,579	180,848
Travere Therapeutics, Inc. (a)	3,907	30,123
Turnstone Biologics Corp.	6,162	16,144
Twist Bioscience Corp. (a)(b)	43,066	1,477,594
Tyra Biosciences, Inc. (a)	6,686	109,650
UroGen Pharma Ltd. (a)	3,685	55,275
Vanda Pharmaceuticals, Inc. (a)	40,111	164,856
Vera Therapeutics, Inc. (a)	15,376	663,013
Veracyte, Inc. (a)	53,906	1,194,557
Verve Therapeutics, Inc. (a)(b)	48,920	649,658
Vigil Neuroscience, Inc. (a)	12,399	42,281
Vir Biotechnology, Inc. (a)	58,412	591,714
Viridian Therapeutics, Inc. (a)	7,767	136,000
Vor Biopharma, Inc. (a)	28,054	66,488
X4 Pharmaceuticals, Inc. (a)	47,924	66,614
Xencor, Inc. (a)	19,414	429,632
XOMA Corp. (a)(b)	5,411	130,135
Y-mAbs Therapeutics, Inc. (a)	14,608	237,526
Zura Bio Ltd. Class A (a)	13,169	33,844
Zymeworks, Inc. (a)	41,456	436,117
		54,490,108
Health Care Equipment & Supplies - 1.3%
Accuray, Inc. (a)	3,273	8,084
Alphatec Holdings, Inc. (a)	40,119	553,241
Angiodynamics, Inc. (a)	28,017	164,460
Artivion, Inc. (a)	24,640	521,382
Atricure, Inc. (a)	9,645	293,401
Avanos Medical, Inc. (a)	34,080	678,533
Beyond Air, Inc. (a)(b)	2,823	4,912
Butterfly Network, Inc. Class A (a)(b)	105,323	113,749
ClearPoint Neuro, Inc. (a)	1,054	7,167
Cutera, Inc. (a)(b)	12,334	18,131
CVRx, Inc. (a)	1,222	22,253
Embecta Corp.	37,876	502,615
Inari Medical, Inc. (a)	2,760	132,425
Inogen, Inc. (a)	17,101	138,005
Integer Holdings Corp. (a)	24,571	2,866,944
LivaNova PLC (a)	37,669	2,107,204
Neogen Corp. (a)(b)	161,274	2,544,904
Nevro Corp. (a)	17,459	252,108
Omnicell, Inc. (a)	16,692	487,907
OraSure Technologies, Inc. (a)	53,009	326,005
Orthofix International NV (a)	25,933	376,547
OrthoPediatrics Corp. (a)	1,454	42,399
Pulse Biosciences, Inc. (a)(b)	8,896	77,484
Utah Medical Products, Inc.	147	10,453
Varex Imaging Corp. (a)	28,687	519,235
Vicarious Surgical, Inc. (a)(b)	41,993	12,661
Zimvie, Inc. (a)	19,221	316,954
		13,099,163
Health Care Providers & Services - 1.1%
23andMe Holding Co. Class A (a)	230,821	122,797
Accolade, Inc. (a)	2,872	30,099
AdaptHealth Corp. (a)	34,198	393,619
Addus HomeCare Corp. (a)	6,119	632,337
Agiliti, Inc. (a)	2,910	29,449
AirSculpt Technologies, Inc. (a)(b)	1,051	6,453
Aveanna Healthcare Holdings, Inc. (a)	29,137	72,551
BrightSpring Health Services, Inc.	14,046	152,680
Brookdale Senior Living, Inc. (a)	137,620	909,668
CareMax, Inc. Class A (a)(b)	1,976	9,524
Castle Biosciences, Inc. (a)	11,436	253,307
Community Health Systems, Inc. (a)(b)	93,126	325,941
Cross Country Healthcare, Inc. (a)	20,957	392,315
Enhabit Home Health & Hospice (a)	37,052	431,656
Fulgent Genetics, Inc. (a)	14,952	324,458
LifeStance Health Group, Inc. (a)	35,985	222,027
Nano-X Imaging Ltd. (a)(b)	31,658	309,299
National Healthcare Corp.	9,258	874,974
NeoGenomics, Inc. (a)	85,821	1,349,106
Opko Health, Inc. (a)(b)	296,969	356,363
Owens & Minor, Inc. (a)	55,133	1,527,735
Patterson Companies, Inc.	48,632	1,344,675
Pediatrix Medical Group, Inc. (a)	61,815	620,004
PetIQ, Inc. Class A (a)	3,390	61,969
Surgery Partners, Inc. (a)	5,357	159,799
		10,912,805
Health Care Technology - 0.1%
American Well Corp. (a)	185,626	150,487
Definitive Healthcare Corp. (a)(b)	24,289	196,012
Health Catalyst, Inc. (a)	19,617	147,716
HealthStream, Inc.	10,701	285,289
MultiPlan Corp. Class A (a)	283,676	230,118
Sharecare, Inc. Class A (a)	211,152	162,059
TruBridge, Inc. (a)	10,304	95,003
		1,266,684
Life Sciences Tools & Services - 0.2%
Adaptive Biotechnologies Corp. (a)	22,487	72,183
BioLife Solutions, Inc. (a)	2,344	43,481
Codexis, Inc. (a)	45,298	158,090
CryoPort, Inc. (a)(b)	4,691	83,031
MaxCyte, Inc. (a)	60,048	251,601
Nautilus Biotechnology, Inc. (a)	37,024	108,851
OmniAb, Inc. (a)	68,912	373,503
Pacific Biosciences of California, Inc. (a)(b)	84,088	315,330
Quanterix Corp. (a)	22,154	521,948
Quantum-Si, Inc. (a)	75,362	148,463
Seer, Inc. (a)	41,599	79,038
		2,155,519
Pharmaceuticals - 1.1%
Amneal Intermediate, Inc. (a)	90,297	547,200
ANI Pharmaceuticals, Inc. (a)	2,582	178,494
Arvinas Holding Co. LLC (a)	1,999	82,519
Assertio Holdings, Inc. (a)	65,904	63,222
Atea Pharmaceuticals, Inc. (a)	56,295	227,432
Biote Corp. Class A (a)	5,530	32,074
Cara Therapeutics, Inc. (a)	34,755	31,627
Citius Pharmaceuticals, Inc. (a)(b)	84,779	76,072
CorMedix, Inc. (a)(b)	3,239	13,733
Edgewise Therapeutics, Inc. (a)	42,714	779,103
Enliven Therapeutics, Inc. (a)(b)	17,308	304,448
Eyepoint Pharmaceuticals, Inc. (a)(b)	12,695	262,406
Ikena Oncology, Inc. (a)	23,653	33,587
Innoviva, Inc. (a)(b)	38,430	585,673
Ligand Pharmaceuticals, Inc. Class B (a)	10,568	772,521
Liquidia Corp. (a)	11,004	162,309
Longboard Pharmaceuticals, Inc. (a)	12,117	261,727
Neumora Therapeutics, Inc. (b)	6,065	83,394
NGM Biopharmaceuticals, Inc. (a)	32,240	51,262
Novartis AG rights (a)(c)	31,059	0
Nuvation Bio, Inc. (a)	108,287	394,165
Omeros Corp. (a)(b)	26,614	91,818
Phathom Pharmaceuticals, Inc. (a)(b)	17,534	186,211
Phibro Animal Health Corp. Class A	10,569	136,657
Prestige Brands Holdings, Inc. (a)	36,871	2,675,360
Scilex Holding Co. (a)	41,080	58,785
Taro Pharmaceutical Industries Ltd. (a)	5,997	253,913
Tarsus Pharmaceuticals, Inc. (a)(b)	21,605	785,342
Terns Pharmaceuticals, Inc. (a)	10,800	70,848
Theravance Biopharma, Inc. (a)(b)	35,501	318,444
Third Harmonics Bio, Inc. (a)(b)	14,336	135,332
Trevi Therapeutics, Inc. (a)	30,838	106,391
WAVE Life Sciences (a)	54,679	337,369
Zevra Therapeutics, Inc. (a)	26,808	155,486
		10,254,924
TOTAL HEALTH CARE		92,179,203
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.1%
AAR Corp. (a)	25,104	1,502,976
AerSale Corp. (a)	25,480	182,946
Archer Aviation, Inc. Class A (a)(b)	113,341	523,635
Astronics Corp. (a)	20,625	392,700
Ducommun, Inc. (a)	9,721	498,687
Kaman Corp.	20,950	960,977
Kratos Defense & Security Solutions, Inc. (a)	106,799	1,962,966
Moog, Inc. Class A	17,057	2,723,150
National Presto Industries, Inc.	3,860	323,468
Park Aerospace Corp.	13,877	230,775
Terran Orbital Corp. Class A (a)(b)	67,898	88,946
Triumph Group, Inc. (a)	47,603	715,949
V2X, Inc. (a)	8,424	393,485
Virgin Galactic Holdings, Inc. (a)(b)	114,605	169,615
		10,670,275
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	37,963	522,371
Hub Group, Inc. Class A	46,699	2,018,331
Radiant Logistics, Inc. (a)	26,897	145,782
		2,686,484
Building Products - 2.0%
American Woodmark Corp. (a)	11,195	1,138,084
Apogee Enterprises, Inc.	10,129	599,637
AZZ, Inc.	18,414	1,423,586
Gibraltar Industries, Inc. (a)	9,892	796,603
Griffon Corp.	11,745	861,378
Insteel Industries, Inc.	13,966	533,781
Jeld-Wen Holding, Inc. (a)	62,953	1,336,492
MasterBrand, Inc. (a)	94,978	1,779,888
Quanex Building Products Corp.	24,760	951,527
Resideo Technologies, Inc. (a)	108,651	2,435,955
UFP Industries, Inc.	37,712	4,638,953
Zurn Elkay Water Solutions Cor	87,758	2,937,260
		19,433,144
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	46,723	2,084,780
ACCO Brands Corp.	67,672	379,640
Aris Water Solution, Inc. Class A	20,925	296,089
BrightView Holdings, Inc. (a)	30,800	366,520
CECO Environmental Corp. (a)	22,074	508,143
Cimpress PLC (a)	5,763	510,083
CompX International, Inc. Class A	1,112	38,142
CoreCivic, Inc. (a)	84,016	1,311,490
Deluxe Corp.	32,565	670,513
Ennis, Inc.	18,939	388,439
Enviri Corp. (a)	58,213	532,649
Healthcare Services Group, Inc. (a)	2,417	30,164
HNI Corp.	31,123	1,404,581
Interface, Inc.	42,473	714,396
Li-Cycle Holdings Corp. (a)(b)	101,728	104,780
Liquidity Services, Inc. (a)	7,029	130,739
Matthews International Corp. Class A	16,228	504,366
Millerknoll, Inc.	54,787	1,356,526
NL Industries, Inc.	6,165	45,189
OpenLane, Inc. (a)	78,036	1,350,023
Performant Financial Corp. (a)	13,404	39,408
Quad/Graphics, Inc.	22,541	119,693
Steelcase, Inc. Class A	68,633	897,720
The GEO Group, Inc. (a)(b)	89,191	1,259,377
UniFirst Corp.	11,101	1,925,246
VSE Corp.	9,728	778,240
		17,746,936
Construction & Engineering - 1.1%
API Group Corp. (a)	51,091	2,006,344
Arcosa, Inc.	35,977	3,088,985
Argan, Inc.	9,351	472,600
Concrete Pumping Holdings, Inc. (a)	7,498	59,234
Fluor Corp. (a)	7,413	313,422
Granite Construction, Inc.	28,259	1,614,437
Great Lakes Dredge & Dock Corp. (a)	48,224	421,960
INNOVATE Corp. (a)(b)	40,383	28,296
Limbach Holdings, Inc. (a)	5,586	231,372
Northwest Pipe Co. (a)	7,130	247,268
Primoris Services Corp.	36,808	1,566,917
Southland Holdings, Inc. (a)	2,695	13,879
Sterling Construction Co., Inc. (a)	2,819	310,964
Tutor Perini Corp. (a)	31,336	453,119
		10,828,797
Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. (a)	41,881	47,326
Blink Charging Co. (a)(b)	19,808	59,622
Encore Wire Corp.	11,174	2,936,304
Energy Vault Holdings, Inc. Class A (a)(b)	73,408	131,400
EnerSys	2,087	197,138
Eos Energy Enterprises, Inc. (a)(b)	11,183	11,518
ESS Tech, Inc. Class A (a)(b)	67,047	48,495
FuelCell Energy, Inc. (a)(b)	336,795	400,786
GrafTech International Ltd.	61,032	84,224
LSI Industries, Inc.	5,182	78,352
Powell Industries, Inc.	6,906	982,724
Preformed Line Products Co.	991	127,512
SES AI Corp. Class A (a)(b)	84,291	141,609
Stem, Inc. (a)(b)	105,809	231,722
Thermon Group Holdings, Inc. (a)	21,949	718,171
		6,196,903
Ground Transportation - 0.5%
ArcBest Corp.	10,725	1,528,313
Covenant Transport Group, Inc. Class A	6,218	288,266
FTAI Infrastructure LLC	73,122	459,206
Heartland Express, Inc.	34,015	406,139
Marten Transport Ltd.	8,533	157,690
P.A.M. Transportation Services, Inc. (a)	4,045	65,569
RXO, Inc. (a)	11,241	245,841
Universal Logistics Holdings, Inc.	5,117	188,664
Werner Enterprises, Inc.	39,816	1,557,602
		4,897,290
Machinery - 2.6%
3D Systems Corp. (a)	96,477	428,358
Albany International Corp. Class A	2,902	271,366
Astec Industries, Inc.	16,855	736,732
Barnes Group, Inc.	36,173	1,343,827
Blue Bird Corp. (a)	19,129	733,406
Chart Industries, Inc. (a)	12,349	2,034,127
Columbus McKinnon Corp. (NY Shares)	20,850	930,536
Commercial Vehicle Group, Inc. (a)	21,049	135,345
Desktop Metal, Inc. (a)(b)	210,781	185,487
EnPro Industries, Inc.	15,577	2,628,930
ESCO Technologies, Inc.	7,979	854,152
Gencor Industries, Inc. (a)	7,700	128,513
Gorman-Rupp Co.	13,260	524,433
Hillman Solutions Corp. Class A (a)	145,572	1,548,886
Hyliion Holdings Corp. Class A (a)	110,925	195,228
Kennametal, Inc.	59,016	1,471,859
Luxfer Holdings PLC sponsored	19,830	205,637
Manitowoc Co., Inc. (a)	25,779	364,515
Mayville Engineering Co., Inc. (a)	7,611	109,066
Microvast Holdings, Inc. (a)(b)	160,084	133,990
Miller Industries, Inc.	7,660	383,766
Mueller Industries, Inc.	47,098	2,539,995
Nikola Corp. (a)(b)	545,466	567,285
Park-Ohio Holdings Corp.	6,321	168,644
Proto Labs, Inc. (a)	19,256	688,402
REV Group, Inc.	23,758	524,814
SPX Technologies, Inc. (a)	5,763	709,598
Standex International Corp.	1,677	305,583
Tennant Co.	6,523	793,262
Terex Corp.	20,766	1,337,330
The Greenbrier Companies, Inc.	22,726	1,184,025
Titan International, Inc. (a)	38,186	475,798
Trinity Industries, Inc.	49,087	1,367,073
		26,009,968
Marine Transportation - 0.6%
Costamare, Inc.	34,325	389,589
Eagle Bulk Shipping, Inc.	6,799	424,734
Genco Shipping & Trading Ltd.	31,084	631,938
Golden Ocean Group Ltd.	91,389	1,184,401
Himalaya Shipping Ltd.	18,684	144,054
Matson, Inc.	25,607	2,878,227
Pangaea Logistics Solutions Ltd.	26,991	188,127
Safe Bulkers, Inc.	47,802	237,098
		6,078,168
Passenger Airlines - 0.7%
Allegiant Travel Co.	10,471	787,524
Blade Air Mobility, Inc. (a)	44,815	127,723
Hawaiian Holdings, Inc. (a)	37,525	500,208
JetBlue Airways Corp. (a)	249,115	1,848,433
Joby Aviation, Inc. (a)(b)	137,784	738,522
SkyWest, Inc. (a)	30,031	2,074,541
Spirit Airlines, Inc. (b)	80,667	390,428
Sun Country Airlines Holdings, Inc. (a)	13,967	210,762
		6,678,141
Professional Services - 1.4%
Alight, Inc. Class A (a)	307,063	3,024,571
ASGN, Inc. (a)	25,141	2,633,771
Asure Software, Inc. (a)	14,108	109,760
Barrett Business Services, Inc.	394	49,928
BlackSky Technology, Inc. Class A (a)(b)	89,336	121,497
Conduent, Inc. (a)	126,620	427,976
First Advantage Corp. (b)	36,355	589,678
FiscalNote Holdings, Inc. Class A (a)(b)	36,126	48,048
Heidrick & Struggles International, Inc.	14,719	495,442
HireRight Holdings Corp. (a)	10,129	144,541
Kelly Services, Inc. Class A (non-vtg.)	22,876	572,815
Korn Ferry	38,721	2,546,293
MISTRAS Group, Inc. (a)	15,365	146,889
NV5 Global, Inc. (a)	1,029	100,852
Parsons Corp. (a)	16,573	1,374,730
Planet Labs PBC Class A (a)(b)	14,540	37,077
Resources Connection, Inc.	24,043	316,406
Skillsoft Corp. (a)	3,042	27,378
Sterling Check Corp. (a)(b)	21,332	343,019
TrueBlue, Inc. (a)	22,229	278,307
Willdan Group, Inc. (a)	9,215	267,143
		13,656,121
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	41,982	4,115,076
BlueLinx Corp. (a)	6,271	816,735
Boise Cascade Co.	29,464	4,518,894
Distribution Solutions Group I (a)	725	25,723
DNOW, Inc. (a)	78,748	1,196,970
DXP Enterprises, Inc. (a)	9,718	522,148
EVI Industries, Inc.	750	18,675
GATX Corp. (b)	24,543	3,289,498
Global Industrial Co.	2,090	93,590
GMS, Inc. (a)	20,320	1,977,949
Hudson Technologies, Inc. (a)	27,462	302,357
MRC Global, Inc. (a)	40,745	512,165
Rush Enterprises, Inc.:
Class A	48,692	2,605,996
Class B	2,958	157,632
Titan Machinery, Inc. (a)	15,107	374,805
Willis Lease Finance Corp. (a)	1,898	94,179
Xometry, Inc. (a)(b)	22,432	378,876
		21,001,268
TOTAL INDUSTRIALS		145,883,495
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	57,872	314,824
Aviat Networks, Inc. (a)	8,533	327,155
Comtech Telecommunications Corp. (a)	19,868	68,147
Digi International, Inc. (a)	3,060	97,706
DZS, Inc. (a)	16,386	21,630
KVH Industries, Inc. (a)	13,362	68,146
NETGEAR, Inc. (a)	21,142	333,409
NetScout Systems, Inc. (a)	50,440	1,101,610
Ribbon Communications, Inc. (a)	67,027	214,486
Viavi Solutions, Inc. (a)	28,764	261,465
		2,808,578
Electronic Equipment, Instruments & Components - 2.1%
908 Devices, Inc. (a)(b)	16,816	126,961
Aeva Technologies, Inc. (a)(b)	11,922	46,853
Arlo Technologies, Inc. (a)	7,807	98,759
Bel Fuse, Inc. Class B (non-vtg.)	7,215	435,137
Belden, Inc.	11,735	1,086,778
Benchmark Electronics, Inc.	26,175	785,512
Climb Global Solutions, Inc.	544	38,559
Daktronics, Inc. (a)	28,406	282,924
ePlus, Inc. (a)	18,675	1,466,735
Evolv Technologies Holdings, Inc. (a)(b)	69,875	310,944
FARO Technologies, Inc. (a)	12,712	273,435
Iteris, Inc. (a)	14,913	73,670
Itron, Inc. (a)	30,590	2,830,187
Kimball Electronics, Inc. (a)	13,393	289,958
Knowles Corp. (a)	65,317	1,051,604
Methode Electronics, Inc. Class A	24,696	300,797
Mirion Technologies, Inc. Class A (a)	148,659	1,690,253
nLIGHT, Inc. (a)	33,498	435,474
Par Technology Corp. (a)(b)	18,652	846,055
PC Connection, Inc.	8,468	558,295
Plexus Corp. (a)	2,282	216,379
Richardson Electronics Ltd.	9,276	85,432
Rogers Corp. (a)	3,385	401,766
Sanmina Corp. (a)	38,732	2,408,356
ScanSource, Inc. (a)	18,366	808,839
Smartrent, Inc. (a)(b)	139,879	374,876
TTM Technologies, Inc. (a)	75,326	1,178,852
Vishay Intertechnology, Inc.	94,281	2,138,293
Vishay Precision Group, Inc. (a)	9,020	318,677
Vuzix Corp. (a)(b)	43,194	52,265
		21,012,625
IT Services - 0.2%
Brightcove, Inc. (a)	32,334	62,728
Fastly, Inc. Class A (a)	15,084	195,639
Grid Dynamics Holdings, Inc. (a)	8,503	104,502
Hackett Group, Inc.	1,651	40,119
Information Services Group, Inc.	13,380	54,055
Rackspace Technology, Inc. (a)(b)	47,177	74,540
Squarespace, Inc. Class A (a)	29,284	1,067,109
Tucows, Inc. (a)(b)	4,338	80,513
Unisys Corp. (a)	49,310	242,112
		1,921,317
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc. (a)	30,518	889,295
Alpha & Omega Semiconductor Ltd. (a)	16,969	373,997
Ambarella, Inc. (a)	11,031	560,044
Amkor Technology, Inc.	83,371	2,687,881
Atomera, Inc. (a)(b)	5,005	30,831
CEVA, Inc. (a)	2,020	45,874
Cohu, Inc. (a)	34,451	1,148,252
Diodes, Inc. (a)	7,113	501,467
Ichor Holdings Ltd. (a)	21,388	826,005
indie Semiconductor, Inc. (a)	7,710	54,587
Kulicke & Soffa Industries, Inc.	12,193	613,430
Maxeon Solar Technologies Ltd. (a)(b)	7,439	24,772
Navitas Semiconductor Corp. (a)(b)	71,126	339,271
NVE Corp.	442	39,860
Onto Innovation, Inc. (a)	5,241	949,040
Photronics, Inc. (a)	45,431	1,286,606
Semtech Corp. (a)	47,357	1,301,844
SMART Global Holdings, Inc. (a)	29,851	785,678
Synaptics, Inc. (a)	26,833	2,617,827
Ultra Clean Holdings, Inc. (a)	33,013	1,516,617
Veeco Instruments, Inc. (a)(b)	37,784	1,328,863
		17,922,041
Software - 1.2%
ACI Worldwide, Inc. (a)	11,181	371,321
Adeia, Inc.	10,548	115,184
American Software, Inc. Class A	5,396	61,784
Aurora Innovation, Inc. (a)(b)	264,548	746,025
Bit Digital, Inc. (a)(b)	56,155	161,165
C3.ai, Inc. (a)(b)	14,665	396,982
Cerence, Inc. (a)	30,586	481,730
Cipher Mining, Inc. (a)(b)	29,859	153,774
Cleanspark, Inc. (a)	125,198	2,655,450
CommVault Systems, Inc. (a)	1,972	200,020
Consensus Cloud Solutions, Inc. (a)	5,997	95,112
CS Disco, Inc. (a)	17,485	142,153
Digital Turbine, Inc. (a)	52,110	136,528
E2open Parent Holdings, Inc. (a)(b)	127,253	565,003
EverCommerce, Inc. (a)	4,165	39,234
Liveramp Holdings, Inc. (a)	48,010	1,656,345
Matterport, Inc. (a)(b)	194,312	439,145
MeridianLink, Inc. (a)	6,318	118,147
Mitek Systems, Inc. (a)	2,084	29,384
N-able, Inc. (a)	5,381	70,330
Nextnav, Inc. (a)(b)	3,623	23,839
Olo, Inc. (a)	33,072	181,565
ON24, Inc.	21,319	152,218
Onespan, Inc. (a)	2,255	26,226
PROS Holdings, Inc. (a)	9,367	340,303
Riot Platforms, Inc. (a)(b)	44,326	542,550
SolarWinds, Inc.	38,120	481,074
TeraWulf, Inc. (a)	114,562	301,298
Verint Systems, Inc. (a)	3,286	108,931
Xperi, Inc. (a)	32,400	390,744
		11,183,564
Technology Hardware, Storage & Peripherals - 0.3%
CompoSecure, Inc. (a)(b)	779	5,632
Eastman Kodak Co. (a)(b)	42,285	209,311
Immersion Corp.	22,659	169,489
Intevac, Inc. (a)	18,335	70,406
IonQ, Inc. (a)(b)	102,493	1,023,905
Turtle Beach Corp. (a)	12,045	207,656
Xerox Holdings Corp.	86,857	1,554,740
		3,241,139
TOTAL INFORMATION TECHNOLOGY		58,089,264
MATERIALS - 5.0%
Chemicals - 1.4%
AdvanSix, Inc.	19,156	547,862
American Vanguard Corp.	15,993	207,109
Aspen Aerogels, Inc. (a)	37,935	667,656
Avient Corp.	67,094	2,911,880
Core Molding Technologies, Inc. (a)	4,950	93,704
Danimer Scientific, Inc. (a)(b)	64,328	70,118
Ecovyst, Inc. (a)	53,048	591,485
H.B. Fuller Co.	4,221	336,583
Innospec, Inc.	2,213	285,344
Intrepid Potash, Inc. (a)	7,636	159,287
Koppers Holdings, Inc.	14,881	820,985
Kronos Worldwide, Inc.	16,684	196,871
LSB Industries, Inc. (a)	39,637	348,013
Mativ, Inc.	39,693	744,244
Minerals Technologies, Inc.	24,083	1,812,968
Origin Materials, Inc. Class A (a)	89,555	45,673
Perimeter Solutions SA (a)(b)	111,700	828,814
PureCycle Technologies, Inc. (a)(b)	66,950	416,429
Rayonier Advanced Materials, Inc. (a)	46,680	223,130
Stepan Co.	13,856	1,247,594
Trinseo PLC	25,543	96,553
Tronox Holdings PLC	86,538	1,501,434
Valhi, Inc.	1,607	27,608
		14,181,344
Construction Materials - 0.8%
Knife River Holding Co.	41,963	3,402,360
Summit Materials, Inc. (a)	88,576	3,947,832
		7,350,192
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	17,727	1,224,049
Class B	4,131	287,187
O-I Glass, Inc. (a)	17,108	283,822
Pactiv Evergreen, Inc.	30,095	430,960
Ranpak Holdings Corp. (A Shares) (a)	32,217	253,548
TriMas Corp.	30,734	821,520
		3,301,086
Metals & Mining - 2.4%
5E Advanced Materials, Inc. (a)(b)	4,058	5,438
Alpha Metallurgical Resources	7,981	2,643,068
Arch Resources, Inc.	13,360	2,148,154
Caledonia Mining Corp. PLC	11,958	132,375
Carpenter Technology Corp.	36,335	2,595,046
Coeur d'Alene Mines Corp. (a)(b)	265,015	999,107
Commercial Metals Co.	86,780	5,100,061
Constellium NV (a)	36,391	804,605
Contango ORE, Inc. (a)	2,877	57,108
Dakota Gold Corp. (a)	12,074	28,615
Haynes International, Inc.	9,402	565,248
Hecla Mining Co.	356,004	1,712,379
i-80 Gold Corp. (a)(b)	131,868	176,703
Kaiser Aluminum Corp.	659	58,888
Metallus, Inc. (a)	31,644	704,079
Olympic Steel, Inc.	7,274	515,581
Piedmont Lithium, Inc. (a)(b)	8,726	116,230
Radius Recycling, Inc. Class A	19,308	407,978
Ramaco Resources, Inc.	18,199	306,471
Ramaco Resources, Inc. Class B	1,106	13,880
Ryerson Holding Corp.	19,391	649,599
SunCoke Energy, Inc.	61,887	697,466
Tredegar Corp.	19,255	125,543
Warrior Metropolitan Coal, Inc.	38,389	2,330,212
Worthington Steel, Inc.	22,780	816,663
		23,710,497
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	12,085	528,477
Glatfelter Corp. (a)	31,754	63,508
		591,985
TOTAL MATERIALS		49,135,104
REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Acadia Realty Trust (SBI)	76,680	1,304,327
Alexander & Baldwin, Inc.	56,140	924,626
Alpine Income Property Trust, Inc.	11,211	171,304
American Assets Trust, Inc.	38,200	836,962
Apartment Investment & Management Co. Class A (a)	106,770	874,446
Apple Hospitality (REIT), Inc.	162,249	2,657,639
Armada Hoffler Properties, Inc.	52,116	542,006
Braemar Hotels & Resorts, Inc.	51,929	103,858
Brandywine Realty Trust (SBI)	129,964	623,827
Broadstone Net Lease, Inc.	142,360	2,230,781
BRT Apartments Corp.	10,732	180,298
CareTrust (REIT), Inc.	81,625	1,989,201
CBL & Associates Properties, Inc.	5,519	126,440
Centerspace	11,594	662,481
Chatham Lodging Trust	37,491	379,034
City Office REIT, Inc.	31,171	162,401
Clipper Realty, Inc.	1,528	7,380
Community Healthcare Trust, Inc.	7,413	196,815
COPT Defense Properties (SBI)	84,650	2,045,991
CTO Realty Growth, Inc.	17,775	301,286
DiamondRock Hospitality Co.	158,680	1,524,915
Diversified Healthcare Trust (SBI)	177,467	436,569
Douglas Emmett, Inc.	120,914	1,677,077
Easterly Government Properties, Inc.	75,226	865,851
Elme Communities (SBI)	66,601	927,086
Empire State Realty Trust, Inc.	99,561	1,008,553
Equity Commonwealth	75,676	1,428,763
Essential Properties Realty Trust, Inc.	104,951	2,797,994
Farmland Partners, Inc.	34,294	380,663
Four Corners Property Trust, Inc.	61,483	1,504,489
Getty Realty Corp.	36,721	1,004,319
Gladstone Commercial Corp.	26,281	363,729
Gladstone Land Corp.	26,265	350,375
Global Medical REIT, Inc.	49,013	428,864
Global Net Lease, Inc.	147,411	1,145,383
Hudson Pacific Properties, Inc.	102,712	662,492
Independence Realty Trust, Inc.	169,583	2,735,374
InvenTrust Properties Corp.	51,684	1,328,796
JBG SMITH Properties	70,826	1,136,757
Kite Realty Group Trust	163,543	3,545,612
LTC Properties, Inc.	31,440	1,022,114
LXP Industrial Trust (REIT)	218,450	1,970,419
National Health Investors, Inc.	28,328	1,779,848
NETSTREIT Corp.	53,659	985,716
NexPoint Diversified Real Estate Trust	26,233	173,138
NexPoint Residential Trust, Inc.	12,287	395,519
Office Properties Income Trust	37,236	75,961
One Liberty Properties, Inc.	13,367	301,961
Orion Office (REIT), Inc.	44,588	156,504
Outfront Media, Inc.	58,931	989,451
Paramount Group, Inc.	137,679	645,715
Peakstone Realty Trust	26,893	433,784
Pebblebrook Hotel Trust	89,190	1,374,418
Phillips Edison & Co., Inc.	75,418	2,705,244
Piedmont Office Realty Trust, Inc. Class A	94,489	664,258
Plymouth Industrial REIT, Inc.	35,961	809,123
Postal Realty Trust, Inc.	18,023	258,089
Potlatch Corp.	59,217	2,784,383
Retail Opportunity Investments Corp.	93,669	1,200,837
RLJ Lodging Trust	116,327	1,374,985
Sabra Health Care REIT, Inc.	173,259	2,559,035
Safehold, Inc.	36,301	747,801
Saul Centers, Inc.	1,199	46,150
Service Properties Trust	124,641	845,066
SITE Centers Corp.	143,757	2,106,040
SL Green Realty Corp.	48,419	2,669,339
Summit Hotel Properties, Inc.	80,364	523,170
Sunstone Hotel Investors, Inc.	154,980	1,726,477
Tanger, Inc.	42,208	1,246,402
Terreno Realty Corp.	63,264	4,200,730
The Macerich Co.	161,438	2,781,577
UMH Properties, Inc.	39,048	634,140
Uniti Group, Inc.	178,642	1,053,988
Urban Edge Properties	87,083	1,503,923
Veris Residential, Inc.	59,026	897,785
Whitestone REIT Class B	38,144	478,707
Xenia Hotels & Resorts, Inc.	79,617	1,195,051
		86,891,612
Real Estate Management & Development - 0.9%
American Realty Investments, Inc. (a)(b)	1,153	20,662
Anywhere Real Estate, Inc. (a)	72,325	446,969
Compass, Inc. (a)	31,232	112,435
Cushman & Wakefield PLC (a)	123,237	1,289,059
Digitalbridge Group, Inc.	82,277	1,585,478
Douglas Elliman, Inc.	60,031	94,849
Forestar Group, Inc. (a)	13,671	549,437
FRP Holdings, Inc. (a)	4,867	298,834
Kennedy-Wilson Holdings, Inc.	88,460	758,987
Marcus & Millichap, Inc.	10,924	373,273
Maui Land & Pineapple, Inc. (a)	317	6,866
Newmark Group, Inc.	101,268	1,123,062
Opendoor Technologies, Inc. (a)	397,836	1,205,443
RE/MAX Holdings, Inc.	12,339	108,213
Star Holdings	8,780	113,438
Stratus Properties, Inc. (a)	4,085	93,261
Tejon Ranch Co. (a)	15,371	236,867
The RMR Group, Inc.	3,902	93,648
Transcontinental Realty Investors, Inc. (a)	902	33,960
		8,544,741
TOTAL REAL ESTATE		95,436,353
UTILITIES - 3.7%
Electric Utilities - 1.0%
Allete, Inc.	42,820	2,553,785
Genie Energy Ltd. Class B	7,165	108,048
MGE Energy, Inc. (b)	13,228	1,041,308
Otter Tail Corp. (b)	14,440	1,247,616
PNM Resources, Inc.	56,656	2,132,532
Portland General Electric Co.	75,316	3,163,272
		10,246,561
Gas Utilities - 1.5%
Brookfield Infrastructure Corp. A Shares	79,519	2,865,865
Chesapeake Utilities Corp.	5,779	620,087
New Jersey Resources Corp.	34,275	1,470,740
Northwest Natural Holding Co.	27,344	1,017,744
ONE Gas, Inc.	41,050	2,648,957
RGC Resources, Inc.	5,802	117,432
Southwest Gas Holdings, Inc.	46,306	3,525,276
Spire, Inc.	38,838	2,383,488
		14,649,589
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	47,483	226,969
Ormat Technologies, Inc.	14,270	944,531
Sunnova Energy International, Inc. (a)(b)	40,363	247,425
		1,418,925
Multi-Utilities - 0.8%
Avista Corp.	57,646	2,018,763
Black Hills Corp.	50,820	2,774,772
NorthWestern Energy Corp.	45,804	2,332,798
Unitil Corp.	8,469	443,352
		7,569,685
Water Utilities - 0.3%
Artesian Resources Corp. Class A	1,839	68,245
California Water Service Group	29,289	1,361,353
Consolidated Water Co., Inc.	8,134	238,408
SJW Group	23,743	1,343,616
		3,011,622
TOTAL UTILITIES		36,896,382
TOTAL COMMON STOCKS (Cost $881,601,879)		984,937,077

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $99,244)	100,000	99,242

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	408,179	408,260
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	47,065,913	47,070,620
TOTAL MONEY MARKET FUNDS (Cost $47,478,880)		47,478,880

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $929,180,003)	1,032,515,199
NET OTHER ASSETS (LIABILITIES) - (4.6)% (h)	(45,046,794)
NET ASSETS - 100.0%	987,468,405

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	22	Jun 2024	2,360,490	40,312	40,312

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,242.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $48,777 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,009,758	120,457,244	122,058,742	58,610	-	-	408,260	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	52,540,381	182,621,360	188,091,121	701,363	-	-	47,070,620	0.2%
Total	54,550,139	303,078,604	310,149,863	759,973	-	-	47,478,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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